Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Nov. 15, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Revenues:
Oil sales	$ 8,259	$ 59,605	$ 52,670	$ 34,604
Natural gas sales	3,642	35,883	48,088	33,798
Natural gas liquids sales	1,829	14,500	14,748	10,617
Realized gain on commodity derivative instruments	4,015	9,353	48,029	70,902
Unrealized gain (loss) on commodity derivative instruments	6,664	12,674	(23,964)	(62,375)
Other income		159	116	24
Total revenues	24,409	132,174	139,687	87,570
Operating Expenses:
Lease operating expense	2,780	21,391	23,804	19,066
Production and ad valorem taxes	976	7,763	9,320	6,731
Depletion and depreciation	5,061	37,206	55,828	56,349
Impairment on oil and natural gas properties		16,765	11,712
Accretion expense	175	1,290	1,366	1,255
(Gain) loss on settlement of asset retirement obligations		496	(209)	(1,570)
Management fees		5,435	6,104	8,500
General and administrative expense	1,749	5,149	5,293	2,408
Total operating expenses	10,741	95,495	113,218	92,739
Operating income (loss)	13,668	36,679	26,469	(5,169)
Other income (expense), net
Interest income		1	17	87
Interest expense	(604)	(919)	(3,223)	(1,274)
Realized loss on interest rate derivative instruments		(574)	(649)	(457)
Unrealized gain (loss) on interest rate derivative instruments		441	(248)	95
Other income (expense), net	(604)	(1,051)	(4,103)	(1,549)
Income (loss) before taxes	13,064	35,628	22,366	(6,718)
Income tax benefit (expense)	(48)	76	(32)	622
Net income (loss)	13,016	35,704	22,334	(6,096)
Net Income Attributable to Predecessor Operations	(866)
Net income available to common unitholders	12,150
Computation of net income per limited partner unit:
General partners' interest in net income	12
Limited partners' interest in net income	$ 12,138
Net income per limited partner unit (in dollars per unit)	$ 0.54
Weighted average number of limited partner units outstanding - basic (in units)	22,418
Weighted average number of limited partner units outstanding - diluted (in units)	22,418